GAIN ON INSURANCE CLAIM (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 03, 2012 Unit
GAINS ON INSURANCE CLAIMS [Abstract]
Number of units damaged by fire		5
Reduction in net carrying value of building and improvements	$ 98,000
Net insurance proceeds receivable	275,000
Net of insurance proceeds deductible	25,000
Additional expenses conjunction to insurance claim	1,000
Rental income	$ 13,000